UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C.  20549



                      FORM 13F

                 FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2012


Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:


Name:   	BNP PARIBAS INVESTMENT PARTNERS ASIA, Ltd
Address:  	30/F 3 Exchange Square
		8 Connaught Road Central
		Hong Kong, Hong Kong 000




13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:     Jean Audibert
Title:    Chief Executive Officer
Phone:    (852) 2533 000
Signature ,Place, and Date of Signing:
Jean Audibert
Hong Kong, Hong Kong
August 14, 2012



Report Type (Check only one.):


[  ]        13F HOLDINGS REPORT.  (Check here if all holdings of
            this reporting manager are reported in this report.)


[ X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[  ]        13F COMBINATION REPORT.  (Check here if a portion of the
            holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)


List of Other Managers Reporting for this Manager:

028 - 14490	BNP PARIBAS INVESTMENT PARTNERS S.A.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.